SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Selling, General and Administrative Expense [Abstract]
Compensation and benefits	$ 28,367	$ 35,521
Professional services	10,163	11,444
Amortization of intangible assets	9,467	14,720
Occupancy related costs	9,332	19,363
Marketing costs	2,157	3,325
Depreciation and amortization	1,430	2,580
Other	6,133	5,783
Total	$ 67,049	$ 92,736